Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Loans, net of allowance for loan losses of $22,572 and $22,935, respectively	$ 1,329,865	$ 1,184,267
Held-to-maturity, at amortized cost (market value $28,400 and $26,561, respectively)	28,123	26,823
Available-for-sale, at market (amortized cost $347,520 and $336,335, respectively)	346,420	329,373
Total securities	374,543	356,196
Loans held for sale	9,466	7,022
Federal funds sold	16,005	38,190
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,732,891	1,588,687
Cash and due from banks	52,002	73,314
Premises and equipment, net	40,123	38,176
Accrued interest receivable	5,463	5,063
Deferred income taxes	9,171	11,437
Other real estate	7,298	12,869
Bank owned life insurance and annuity contracts	17,331	11,390
Goodwill	4,805	4,805
Other assets	4,158	3,230
Total assets	1,873,242	1,748,971
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	1,660,270	1,554,255
Securities sold under repurchase agreements	3,437	9,078
Accrued interest and other liabilities	8,643	7,967
Total liabilities	1,672,350	1,571,300
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,571,968 and 7,498,588 shares issued and outstanding, respectively	15,144	14,997
Additional paid-in capital	57,709	54,519
Retained earnings	128,718	112,451
Net unrealized losses on available-for-sale securities, net of taxes of $421 and $2,666, respectively	(679)	(4,296)
Total stockholders' equity	200,892	177,671
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders' equity	$ 1,873,242	$ 1,748,971